Schedule of other operating income (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total other operating income	kr 40,969	kr 13,933	kr 30,513	kr 19,651
Government grants [member]
IfrsStatementLineItems [Line Items]
Total other operating income			15,802	9,265
Exchange rate gains [member]
IfrsStatementLineItems [Line Items]
Total other operating income			11,309	4,940
Other [member]
IfrsStatementLineItems [Line Items]
Total other operating income			kr 3,401	kr 5,446